Loans and Financing (Details 3)	12 Months Ended
Dec. 31, 2025
Copel Geracao e Transmissao SA [Member] | BNDES Finem No.820989.1 Maua [Member]
Disclosure of subsidiaries [line items]
Annual financial index	EBITDA / Net financial results
Limit	≥ 1,3
Copel Geracao e Transmissao SA [Member] | Bancodo Brasil No.21020000 Maua [Member]
Disclosure of subsidiaries [line items]
Annual financial index	EBITDA / Net financial results
Limit	≥ 1,3
Copel Geracao e Transmissao SA [Member] | Commercial Papers [Member]
Disclosure of subsidiaries [line items]
Annual financial index	Debt service coverage ratio Consolidated net debt / Consolidated EBITDA
Limit	≥ 1,5≤ 3,5
Cutia [Member] | BNDES Finem No.18204611 [Member]
Disclosure of subsidiaries [line items]
Annual financial index	Debt service coverage ratio Consolidated net debt / Consolidated EBITDA
Limit	≥ 1,5≤ 3,5
Santa Maria [Member] | BNDES Finem No.14212711 [Member]
Disclosure of subsidiaries [line items]
Annual financial index	Debt service coverage ratio
Limit	≥ 1,3
Santa Helena [Member] | BNDES Finem No.14212721 [Member]
Disclosure of subsidiaries [line items]
Annual financial index	Debt service coverage ratio
Limit	≥ 1,3
Sao Bento Energia Investimentose Participacoes S A [Member] | BNDES Assignment Agreement [Member]
Disclosure of subsidiaries [line items]
Annual financial index	Debt service coverage ratio
Limit	≥ 1,3
G E Boa Vista S A [Member] | BNDES Finem No.11211531 [Member]
Disclosure of subsidiaries [line items]
Annual financial index	Debt service coverage ratio
Limit	≥ 1,3
G E Farol S A [Member] | BNDES Finem No.11211521 [Member]
Disclosure of subsidiaries [line items]
Annual financial index	Debt service coverage ratio
Limit	≥ 1,3
G E Olho Dagua [Member] | BNDES Finem No.11211551 [Member]
Disclosure of subsidiaries [line items]
Annual financial index	Debt service coverage ratio
Limit	≥ 1,3
G E Sao Bentodo Norte S A [Member] | BNDES Finem No.11211541 [Member]
Disclosure of subsidiaries [line items]
Annual financial index	Debt service coverage ratio
Limit	≥ 1,3
Costa Oeste Transmissorade Energia S A [Member] | BNDES Finem No.13212221 [Member]
Disclosure of subsidiaries [line items]
Annual financial index	Debt service coverage ratio
Limit	≥ 1,3
Marumbi Transmissorade Energia S A [Member] | BNDES Finem No.14205851 [Member]
Disclosure of subsidiaries [line items]
Annual financial index	Debt service coverage ratio
Limit	≥ 1,3